Condensed Consolidated Statements of Stockholders' Deficit - USD ($)	Common Stock [Member]	Preferred Stock [Member] Series F Preferred Stock [Member]	Subscription Receivable Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2020	$ 4,067	$ 300	$ (300)	$ 2,840,599	$ (2,925,022)	$ (80,356)
Balance, shares at Dec. 31, 2020	40,678,323	3,000,000
Stock purchased by investors	$ 117			1,083,082		1,083,199
Stock purchased by investors, shares	1,154,173
Stock-based compensation				307,918		307,918
Exercise of warrants	$ 1			13,499		13,500
Exercise of warrants, shares	13,500
Retirement of due to Sanovas through the issuance of shares of common stock to Sanovas Ophthalmology LLC	$ 39			390,319		$ 390,358
Retirement of due to Sanovas through the issuance of shares of common stock to Sanovas Ophthalmology LLC, shares	390,358					390,358
Exchange of shares owned by Sanovas Ophthalmology LLC for pre-funded warrants	$ (2,801)			2,801
Exchange of shares owned by Sanovas Ophthalmology LLC for pre-funded warrants, shares	(28,014,540)
Recission of preferred stock		$ (300)	300
Recission of preferred stock, shares		(3,000,000)
Net loss					(2,179,294)	(2,179,294)
Balance at Dec. 31, 2021	$ 1,423			4,638,218	(5,104,316)	(464,675)
Balance, shares at Dec. 31, 2021	14,221,814
Stock purchased by investors	$ 61			60,439		60,500
Stock purchased by investors, shares	60,500
Stock-based compensation				55,051		55,051
Net loss					(375,199)	(375,199)
Balance at Mar. 31, 2022	$ 1,484			4,753,708	(5,479,515)	(724,323)
Balance, shares at Mar. 31, 2022	14,282,314
Balance at Dec. 31, 2021	$ 1,423			4,638,218	(5,104,316)	(464,675)
Balance, shares at Dec. 31, 2021	14,221,814
Net loss						(3,239,024)
Balance at Sep. 30, 2022	$ 1,724			7,282,640	(8,343,341)	(1,058,977)
Balance, shares at Sep. 30, 2022	16,835,746
Balance at Dec. 31, 2021	$ 1,423			4,638,218	(5,104,316)	(464,675)
Balance, shares at Dec. 31, 2021	14,221,814
Stock purchased by investors	$ 61			60,439		60,500
Stock purchased by investors, shares	60,500
Stock-based compensation				259,300		259,300
Retirement of due to Sanovas through the issuance of shares of common stock to Sanovas Ophthalmology LLC	$ 94			939,708		$ 939,802
Retirement of due to Sanovas through the issuance of shares of common stock to Sanovas Ophthalmology LLC, shares	939,802					939,802
Net loss					(3,913,990)	$ (3,913,990)
Exercise of options and warrants	$ 5			49,995		50,000
Exercise of options and warrants, shares	50,000
Issuance of shares upon acquisition of DNA/GPS	$ 200			1,999,800		$ 2,000,000
Issuance of shares upon acquisition of DNA/GPS, shares						2,000,000
Balance at Dec. 31, 2022	$ 1,783			7,947,460	(9,018,306)	$ (1,069,063)
Balance, shares at Dec. 31, 2022	17,272,116
Balance at Mar. 31, 2022	$ 1,484			4,753,708	(5,479,515)	(724,323)
Balance, shares at Mar. 31, 2022	14,282,314
Stock-based compensation				55,051		55,051
Retirement of due to Sanovas through the issuance of shares of common stock to Sanovas Ophthalmology LLC	$ 35			353,397		353,432
Retirement of due to Sanovas through the issuance of shares of common stock to Sanovas Ophthalmology LLC, shares	353,432
Net loss					(359,335)	(359,335)
Balance at Jun. 30, 2022	$ 1,519			5,162,156	(5,838,850)	(675,175)
Balance, shares at Jun. 30, 2022	14,635,746
Stock-based compensation				70,689		70,689
Net loss					(2,504,491)	(2,504,491)
Exercise of options and warrants	$ 5			49,995		50,000
Exercise of options and warrants, shares	50,000
Issuance of shares upon acquisition of DNA/GPS	$ 200			1,999,800		2,000,000
Issuance of shares upon acquisition of DNA/GPS, shares	2,000,000
Balance at Sep. 30, 2022	$ 1,724			7,282,640	(8,343,341)	(1,058,977)
Balance, shares at Sep. 30, 2022	16,835,746
Balance at Dec. 31, 2022	$ 1,783			7,947,460	(9,018,306)	(1,069,063)
Balance, shares at Dec. 31, 2022	17,272,116
Stock-based compensation				78,509		78,509
Net loss					(510,643)	(510,643)
Balance at Mar. 31, 2023	$ 1,783			8,025,969	(9,528,949)	(1,501,197)
Balance, shares at Mar. 31, 2023	17,272,116
Balance at Dec. 31, 2022	$ 1,783			7,947,460	(9,018,306)	(1,069,063)
Balance, shares at Dec. 31, 2022	17,272,116
Net loss						(1,549,253)
Balance at Sep. 30, 2023	$ 1,814			9,483,215	(10,567,559)	(1,082,530)
Balance, shares at Sep. 30, 2023	17,588,811
Balance at Mar. 31, 2023	$ 1,783			8,025,969	(9,528,949)	(1,501,197)
Balance, shares at Mar. 31, 2023	17,272,116
Stock-based compensation				78,509		78,509
Net loss					(352,143)	(352,143)
Balance at Jun. 30, 2023	$ 1,783			8,104,478	(9,881,092)	(1,774,831)
Balance, shares at Jun. 30, 2023	17,272,116
Stock-based compensation				428,683		428,683
Retirement of due to Sanovas through the issuance of shares of common stock to Sanovas Ophthalmology LLC	$ 31			950,055		950,086
Retirement of due to Sanovas through the issuance of shares of common stock to Sanovas Ophthalmology LLC, shares	316,695
Net loss					(686,467)	(686,467)
Balance at Sep. 30, 2023	$ 1,814			$ 9,483,215	$ (10,567,559)	$ (1,082,530)
Balance, shares at Sep. 30, 2023	17,588,811